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                          ONE GROUP(R) INVESTMENT TRUST

May 1, 2002

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: One Group Investment Trust (the "Trust") (File No. 33-66080 and 811-7874); on behalf of each of its series (the
                  "Funds"); Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A

                            RULE 497(J) CERTIFICATION
                            -------------------------

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 16 filed on April 18, 2002 and effective on May 1, 2002, pursuant to Rule 485(b). The text of Post-Effective Amendment No. 16 was filed electronically.


                               ONE GROUP(R) INVESTMENT TRUST
                               Registrant


                               /s/ Mark A. Beeson
                               -------------------------------------------------
                               Mark A. Beeson, President

                               By: /s/ Alan G. Priest
                                  ----------------------------------------------
                                   Alan G. Priest, As Attorney-In-Fact
                                   Pursuant to Power of Attorney filed herewith

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                                POWER OF ATTORNEY
                                -----------------


     Mark A. Beeson, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  January 18, 2000


                                 /s/ Mark A. Beeson
                                 ------------------
                                 Mark A. Beeson

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